Commitments and Contingencies - Schedule of Non-Cancelable Commitments under Operating Leases (Detail) $ in Thousands	Dec. 31, 2017 MXN ($)
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease minimum payments	$ 125,551,468
2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease minimum payments	20,385,429
2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease minimum payments	19,465,817
2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease minimum payments	17,828,512
2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease minimum payments	11,868,287
2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease minimum payments	11,698,510
2023 and thereafter [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease minimum payments	$ 44,304,913